Discontinued Operations - Summary of Balance Sheet Data (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current assets associated with discontinued operations	$ 23,751	$ 41,275
Total current liabilities associated with discontinued operations	31,971	77,639
Disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	3	11
Accounts receivable	14,770	26,829
Inventory	0	31
Costs and estimated earnings in excess of billings on uncompleted contracts	7,786	10,657
Other current assets	1,192	3,747
Total current assets associated with discontinued operations	23,751	41,275
Property, plant and equipment, net	1,054	6,887
Intangible and other assets, net	2,646	1,652
Total assets associated with discontinued operations	27,451	49,814
Accounts payable	9,253	20,258
Accrued liabilities	15,676	44,450
Billings on uncompleted contracts in excess of costs and estimated earnings	7,042	12,931
Total current liabilities associated with discontinued operations	31,971	77,639
Other long-term liabilities	6,528	7,253
Total liabilities associated with discontinued operations	38,499	84,892
Disposed of by sale | Venezuela
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	3	11
Accounts receivable	0	0
Inventory	0	0
Costs and estimated earnings in excess of billings on uncompleted contracts	0	0
Other current assets	2	3
Total current assets associated with discontinued operations	5	14
Property, plant and equipment, net	0	0
Intangible and other assets, net	0	0
Total assets associated with discontinued operations	5	14
Accounts payable	0	0
Accrued liabilities	59	906
Billings on uncompleted contracts in excess of costs and estimated earnings	0	0
Total current liabilities associated with discontinued operations	59	906
Other long-term liabilities	1	2
Total liabilities associated with discontinued operations	60	908
Disposed of by sale | Belleli CPE
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash		0
Accounts receivable		0
Inventory		0
Costs and estimated earnings in excess of billings on uncompleted contracts		0
Other current assets		0
Total current assets associated with discontinued operations		0
Property, plant and equipment, net		0
Intangible and other assets, net		0
Total assets associated with discontinued operations		0
Accounts payable		0
Accrued liabilities		207
Billings on uncompleted contracts in excess of costs and estimated earnings		0
Total current liabilities associated with discontinued operations		207
Other long-term liabilities		0
Total liabilities associated with discontinued operations		207
Exit of Business | Belleli EPC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	0	0
Accounts receivable	14,770	26,829
Inventory	0	31
Costs and estimated earnings in excess of billings on uncompleted contracts	7,786	10,657
Other current assets	1,190	3,744
Total current assets associated with discontinued operations	23,746	41,261
Property, plant and equipment, net	1,054	6,887
Intangible and other assets, net	2,646	1,652
Total assets associated with discontinued operations	27,446	49,800
Accounts payable	9,253	20,258
Accrued liabilities	15,617	43,337
Billings on uncompleted contracts in excess of costs and estimated earnings	7,042	12,931
Total current liabilities associated with discontinued operations	31,912	76,526
Other long-term liabilities	6,527	7,251
Total liabilities associated with discontinued operations	$ 38,439	$ 83,777